Subordinated Notes And Debentures - Maturities of Subordinated Notes and Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Subordinated notes and debentures	$ 8,740	$ 9,528
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Subordinated notes and debentures	$ 8,740	$ 9,528